Financial assets at fair value through profit or loss	6 Months Ended
Jun. 30, 2021
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
2

Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
in EUR million
30
June
2021
31
December
2020
Trading assets 50,652 51,356
Non-trading derivatives 2,112 3,583
Designated at fair value through profit or loss 5,421 4,126
Mandatorily measured at fair value through profit or loss 63,217 44,305
121,402 103,370
Trading assets include assets that are classified under IFRS as Trading, but are closely related to servicing the needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments, products that are traded on the financial markets. A significant part of the derivatives in the trading portfolio is related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (securities underwriting).
(Reverse) repurchase transactions
Financial assets at fair value through profit or loss include securities lending and sales and repurchase
transactions which were not derecognised, because ING Group continues to be exposed to substantially all risks and rewards of the transferred financial asset. For repurchase agreements the gross amount of trading assets must be considered together with the gross amount of related trading liabilities, which are presented separately on the statement of financial position since IFRS does not always allow netting of these positions in the statement of financial position.
ING Group’s exposure to (reverse) repurchase transactions is included in the following lines in the statement of financial position:
Exposure to (reverse) repurchase agreements
in EUR million
30
June
2021
31
December
2020
Reverse repurchase transactions
Loans and advances to banks 4,463 4,869
Loans and advances to customers 1 624
Trading assets, loans and receivables 9,939 10,947
Loans and receivables measured at mandatorily fair value through profit or loss
60,124 41,735
74,526 58,175
Repurchase transactions
Deposits from banks 4,666 1,971
Trading liabilities, funds on deposit 6,658 5,787
Funds entrusted measured at designated at fair value through profit or loss
51,457 41,177
62,781 48,935